Pensions and other post retirement benefits - Results of the most recent actuarial valuations (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ (953)	£ (218)	£ (263)
National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Fair value of plan assets		6,551
Actuarial value of benefits due to members		£ 6,502
Market value as percentage of benefits		101.00%
Funding surplus/(deficit)		£ 49
Funding surplus/(deficit) net of tax		41
National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Fair value of plan assets		5,765
Actuarial value of benefits due to members		£ 5,831
Market value as percentage of benefits		99.00%
Funding surplus/(deficit)		£ (66)
Funding surplus/(deficit) net of tax		(55)
NGEG of ESPS
Disclosure of defined benefit plans [line items]
Fair value of plan assets				£ 2,553
Actuarial value of benefits due to members				£ 3,053
Market value as percentage of benefits				84.00%
Funding surplus/(deficit)				£ (500)
Funding surplus/(deficit) net of tax				£ (415)
UK | Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	14,364	15,507	15,330
Funding surplus/(deficit)	£ 1,520	£ 1,231	£ 1,104